Investment Strategy - BTS Enhanced Equity Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap and mid-cap companies incorporated in the United States. The Adviser generally focuses on companies within the largest 1,500 U.S. publicly traded equities by market capitalization at the time of investment.

The Fund employs a quantitative investment approach that evaluates companies using fundamental financial metrics and proprietary models designed to identify companies with strong financial characteristics, durable competitive positions, and attractive shareholder return profiles.

The Adviser’s process incorporates multiple complementary investment approaches that emphasize dividend growth, financial strength, and dividend yield characteristics. Securities are evaluated using proprietary quantitative models and fundamental analysis to identify companies that the Adviser believes demonstrate strong financial fundamentals and sustainable growth potential.

The Fund allocates investments across major industry sectors and may adjust sector exposures based on the Adviser’s assessment of relative sector strength and company fundamentals. Portfolio holdings and sector allocations are periodically rebalanced in accordance with the Adviser’s investment process.

The Fund may invest up to 10% of its total assets in exchange-traded funds (ETFs) that employ covered call strategies, which typically seek to generate income by writing call options on equity portfolios.

Under normal market conditions, the Adviser will initially allocate the Fund’s assets across the Fund’s four sub-strategies as follows:

Dividend Aristocrats 40%

Equity Fortress 30%

Highest Yielding Equity 20%

Covered Call 10%

The Adviser will rebalance the Fund’s portfolio quarterly. The Fund’s allocation to a particular sub-strategy at any one time may vary due to market movements.

In seeking to fulfill the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio securities.